Document And Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Entity Registrant Name	LILIS ENERGY, INC.
Entity Central Index Key	0001437557
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2016
Entity Filer Category	Smaller Reporting Company
Amendment Description	This Amendment No. 1 to the Company’s Form S-1 is being filed with amended XBRL. The amended XBRL modifies the liquidity section and the subsequent events section in order to include updated information since the Company’s most recent Form S-1 filing. No other changes have been made to the XBRL.